UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    August 1, 2008
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:      1,215,001 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER         TIT  CUSIP       VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       LE               X1000               DISC   R
                       OF                                   .      MGR
                       CLA
                       SS
                                                                           SOLE    SHR    NONE
A Power Energy Generat  cs  G04136100     17,146    643,369 sole   n/a     448,931 n/a   194,438
Sys Ltd
Aeropostale Inc         cs  007865108     19,559    624,303 sole   n/a     459,301 n/a   165,002
Agfeed Industries Inc   cs  00846L101     17,986  1,201,472 sole   n/a     836,265 n/a   365,207
AK Steel Holding Corp   cs  001547108      1,317     19,092 sole   n/a       1,349 n/a    17,743
Alpha Natural Res Inc   cs  02076X102     68,692    658,664 sole   n/a     472,223 n/a   186,441
Apple Inc               cs  037833100      1,860     11,107 sole   n/a       1,561 n/a     9,546
Arena Resources Inc     cs  040049108     16,722    316,591 sole   n/a     223,811 n/a    92,780
Ariba Inc               cs  04033V104      8,072    548,750 sole   n/a     323,550 n/a   225,200
Big Lots Inc            cs  089302103     20,327    650,669 sole   n/a     479,101 n/a   171,568
BPZ Resources Inc       cs  055639108     40,054  1,362,390 sole   n/a   1,001,278 n/a   361,112
Brigham Exploration Co  cs  109178103      1,970    124,452 sole   n/a      43,886 n/a    80,566
Bucyrus Intl Inc Cl A   cs  118759109      4,645     63,614 sole   n/a      55,383 n/a     8,231
C. Williams Energy Inc  cs  969490101      5,597     50,905 sole   n/a      17,778 n/a    33,127
Canadian Solar Inc      cs  136635109     27,420    682,255 sole   n/a     496,957 n/a   185,298
Carrizo Oil & Co Inc    cs  144577103     27,386    402,206 sole   n/a     294,228 n/a   107,978
Caterpillar Inc         cs  149123101      1,430     19,370 sole   n/a       2,615 n/a    16,755
Cent European Distr     cs  153435102     45,256    610,330 sole   n/a     443,221 n/a   167,109
CF Inds Hldgs Inc       cs  125269100      8,836     57,830 sole   n/a      50,135 n/a     7,695
Cleveland Cliffs Inc    cs  185896107     10,370     87,001 sole   n/a      59,104 n/a    27,897
Compass Minerals Intl   cs  20451N101     31,866    395,551 sole   n/a     286,075 n/a   109,476
Consol Energy Inc       cs  20854P109     14,751    131,268 sole   n/a      85,740 n/a    45,528
Continental Resources   cs  212015101     18,853    271,973 sole   n/a     171,216 n/a   100,757
Inc
CSX Corp                cs  126408103      3,488     55,527 sole   n/a       7,608 n/a    47,919
Darling Intl Inc        cs  237266101     17,285  1,046,319 sole   n/a     769,035 n/a   277,284
Deckers Outdoor Corp    cs  243537107     19,743    141,834 sole   n/a     104,110 n/a    37,724
E Research Technology   cs  29481V108      6,165    353,470 sole   n/a     239,870 n/a   113,600
Eagle Bulk Shipping     cs  Y2187A101     13,340    451,117 sole   n/a     310,923 n/a   140,194
Inc
Emerson Electric Co     cs  291011104      1,534     31,027 sole   n/a       4,313 n/a    26,714
Energy Conversion       cs  292659109     51,437    698,491 sole   n/a     517,295 n/a   181,196
Devices, Inc
Enersys                 cs  29275Y102     30,189    881,945 sole   n/a     638,817 n/a   243,128
EOG Resources Inc       cs  26875P101      2,559     19,503 sole   n/a       2,544 n/a    16,959
Exide Technologies Com  cs  302051206     10,717    639,445 sole   n/a     445,748 n/a   193,697
Exponet Inc             cs  30214U102      3,410    108,550 sole   n/a      73,350 n/a    35,200
Express Scripts         cs  302182100      3,378     53,854 sole   n/a       7,951 n/a    45,903
First Solar Inc         cs  336433107      4,714     17,279 sole   n/a      10,602 n/a     6,677
Flowserve Corp          cs  34354P105      9,692     70,902 sole   n/a      50,258 n/a    20,644
Fluor Corp              cs  343412102      3,146     16,906 sole   n/a       1,228 n/a    15,678
Fording Canadian Coal   cs  345425102      3,775     39,481 sole   n/a      13,768 n/a    25,713
Trust
FTI Consulting Inc      cs  302941109     32,053    468,199 sole   n/a     335,752 n/a   132,447
Gamestop Corp           cs  36467W109      1,314     32,514 sole   n/a       4,688 n/a    27,826
Gilead Sciences Inc     cs  375558103      4,100     77,435 sole   n/a      11,938 n/a    65,497
Graftech Intl Ltd       cs  384313102     35,289  1,315,283 sole   n/a     924,797 n/a   390,486
Hewlett Packard Co      cs  428236103      1,706     38,587 sole   n/a       5,760 n/a    32,827
Hudson City Bancorp     cs  443683107      1,045     62,661 sole   n/a       8,625 n/a    54,036
Icon Pub Ltd Co         cs  45103T107     23,911    316,614 sole   n/a     233,917 n/a    82,697
Illumina Inc            cs  452327109     36,352    417,314 sole   n/a     312,142 n/a   105,172
Intl Bus Machines       cs  459200101      1,357     11,449 sole   n/a         779 n/a    10,670
James River Coal Co     cs  470355207     21,047    358,609 sole   n/a     256,179 n/a   102,430
Joy Global Inc          cs  481165108      2,676     35,291 sole   n/a       4,445 n/a    30,846
Kansas City South Ind   cs  485170302      6,186    140,618 sole   n/a      96,102 n/a    44,516
Lindsay Manf Co         cs  535555106     24,809    291,975 sole   n/a     216,104 n/a    75,871
Mantech Intl Corp Cl A  cs  564563104      5,372    111,635 sole   n/a      72,835 n/a    38,800
Mariner Energy Inc      cs  56845T305     13,851    374,644 sole   n/a     260,925 n/a   113,719
Massey Energy Corp      cs  576206106     21,398    228,250 sole   n/a     175,416 n/a    52,834
Mastercard Inc          cs  57636Q104      2,951     11,114 sole   n/a       1,652 n/a     9,462
McDonalds               cs  580135101      2,547     45,306 sole   n/a       2,808 n/a    42,498
McMoRan Exploration Co  cs  582411104     15,379    558,812 sole   n/a     392,260 n/a   166,552
Medco Health Solutions  cs  58405U102      1,273     26,979 sole   n/a       3,769 n/a    23,210
Mosaic Co               cs  61945A107      8,857     61,212 sole   n/a      17,537 n/a    43,675
National Coal Corp      cs  632381208      3,047    343,539 sole   n/a     119,836 n/a   223,703
Novo-Nordisk A/S Adr    cs  670100205      1,341     20,325 sole   n/a       2,233 n/a    18,092
Olympic Steel Inc       cs  68162K106     22,829    300,697 sole   n/a     213,072 n/a    87,625
Partner Comm Co         cs  70211M109     14,135    595,679 sole   n/a     434,663 n/a   161,016
Patriot Coal Corp       cs  70336T104      4,566     29,784 sole   n/a      10,470 n/a    19,314
Petrohawk Energy Corp   cs  716495106      9,032    195,024 sole   n/a     129,633 n/a    65,391
Potash CP of Sask       cs  73755L107      8,997     39,364 sole   n/a      10,267 n/a    29,097
Priceline.Com Inc       cs  741503403     36,331    314,665 sole   n/a     230,831 n/a    83,834
Qualcomm Inc            cs  747525103      2,897     65,296 sole   n/a       9,003 n/a    56,293
Renesola Ltd            cs  75971T103      4,723    272,995 sole   n/a     237,772 n/a    35,223
Rex Energy Corp         cs  761565100     10,316    390,767 sole   n/a     283,263 n/a   107,504
Robbins & Myers Inc     cs  770196103      7,133    143,025 sole   n/a      96,025 n/a    47,000
Ross Stores             cs  778296103      1,579     44,446 sole   n/a       4,864 n/a    39,582
Salesforce Com Inc      cs  79466L302      5,758     84,386 sole   n/a      59,503 n/a    24,883
Schnitzer Stl Inds  Cl  cs  806882106     26,840    234,210 sole   n/a     164,425 n/a    69,785
A
Sina Com                cs  G81477104      4,899    115,128 sole   n/a      77,670 n/a    37,458
Sohu Com Inc            cs  83408W103     24,453    347,149 sole   n/a     246,487 n/a   100,662
STEC Inc                cs  784774101     15,011  1,461,669 sole   n/a   1,023,775 n/a   437,894
Steel Dynamics Inc      cs  858119100      6,776    173,432 sole   n/a     106,711 n/a    66,721
TNS Inc                 cs  872960109     14,684    612,870 sole   n/a     390,471 n/a   222,399
Ultra Pete Corp         cs  903914109      7,374     75,093 sole   n/a      51,266 n/a    23,827
Urban Outfitters Inc    cs  917047102      7,744    248,291 sole   n/a     162,014 n/a    86,277
Wabtec Corp             cs  929740108      6,860    141,100 sole   n/a      94,900 n/a    46,200
Wal-Mart Stores         cs  931142103      3,272     58,216 sole   n/a       7,974 n/a    50,242
Walter Inds Inc         cs  93317Q105     86,798    797,994 sole   n/a     564,980 n/a   233,014
Western Digital         cs  958102105      1,291     37,389 sole   n/a       4,836 n/a    32,553
Whiting Pete Corp       cs  966387102     16,521    155,737 sole   n/a     109,094 n/a    46,643
XTO Energy Inc          cs  98385X106      1,634     23,856 sole   n/a       3,240 n/a    20,616





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